Nuveen Ohio Quality Municipal Income Fund
Portfolio of Investments November 30, 2022
(Unaudited)
NUO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 152.7% (98.7% of Total Investments)
X 399,235,838 MUNICIPAL BONDS - 150.8%  (98.7% of Total Investments)
X 399,235,838
Consumer Discretionary - 1.0% (0.6% of Total Investments)
$ 2,680 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB- $ 2,596,464
Consumer Staples - 4.5% (2.9% of Total Investments)
20,605 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 2,416,554
1,025 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 893,072
9,385 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 8,611,864
31,015 Total Consumer Staples 11,921,490
Education and Civic Organizations - 15.0% (9.8% of Total Investments)
725 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/40
6/31 at 100.00 BBB- 639,595
Lorain County Community College District, Ohio, General
Receipts Revenue Bonds, Refunding Series 2017:
1,305 5.000%, 12/01/32 6/27 at 100.00 Aa2 1,401,074
1,200 5.000%, 12/01/33 6/27 at 100.00 Aa2 1,284,204
505 5.000%, 12/01/34 6/27 at 100.00 Aa2 539,779
Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2014:
4,375 5.000%, 9/01/33 9/24 at 100.00 AA 4,506,162
2,500 4.000%, 9/01/39 9/24 at 100.00 AA 2,493,775
2,585 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/41
9/26 at 100.00 AA 2,728,623
4,000 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/45
9/30 at 100.00 AA 3,780,320
Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll
University 2022 Project, Series 2022:
1,250 4.000%, 10/01/42 10/31 at 100.00 Baa1 1,120,088
1,250 4.000%, 10/01/47 10/31 at 100.00 Baa1 1,083,150
3,410 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Refunding Series 2021A, 4.000%,
12/01/44
12/31 at 100.00 AA- 3,297,777
725 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 Baa1 638,363
1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 1,000,510
University of Akron, Ohio, General Receipts Bonds, Series
2021A:
1,535 5.000%, 1/01/30 - BAM Insured No Opt. Call AA 1,684,048
1,695 5.000%, 1/01/32 - BAM Insured No Opt. Call AA 1,891,383
1,000 University of Cincinnati, Ohio, General Receipts Bonds, Green Bond Series
2014C, 5.000%, 6/01/41
12/24 at 100.00 AA- 1,026,380
3,175 University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C,
5.000%, 6/01/46
6/26 at 100.00 AA- 3,292,475
1,375 University of Kentucky, General Receipts Bonds, University of Kentucky
Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44
5/29 at 100.00 AA 1,332,636

Nuveen Ohio Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NUO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Youngstown State University, Ohio, General Receipts Bonds,
Series 2017:
$ 1,555 5.000%, 12/15/29 12/26 at 100.00 A+ $ 1,674,704
1,670 5.000%, 12/15/30 12/26 at 100.00 A+ 1,797,154
Youngstown State University, Ohio, General Receipts Bonds,
Series 2021:
1,335 4.000%, 12/15/28 - AGM Insured No Opt. Call AA 1,412,617
1,000 4.000%, 12/15/32 - AGM Insured 6/31 at 100.00 AA 1,059,290
39,170 Total Education and Civic Organizations 39,684,107
Health Care - 13.5% (8.8% of Total Investments)
3,250 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017,
5.000%, 12/01/37
12/27 at 100.00 A- 3,346,492
6,500 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B,
4.000%, 1/01/46
1/29 at 100.00 AA 6,254,950
2,945 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 AA 2,870,256
1,660 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 A- 1,386,781
2,400 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba2 2,335,992
1,730 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 5.000%, 12/01/46
6/27 at 100.00 AA- 1,756,555
200 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2019A, 4.000%, 12/01/49
12/29 at 100.00 AA- 188,022
6,105 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
2/23 at 100.00 BB+ 5,783,694
4,500 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%,
11/01/52
11/29 at 100.00 AA- 4,097,790
2,090 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2017A, 5.000%, 1/01/33
1/28 at 100.00 AA 2,288,571
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2013A:
1,000 5.000%, 1/15/28 1/23 at 100.00 A 1,001,590
2,000 5.000%, 1/15/29 1/23 at 100.00 A 2,002,940
1,900 Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2019, 5.000%, 12/01/49
12/29 at 100.00 A- 1,930,210
555 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A- 482,051
36,835 Total Health Care 35,725,894
Housing/Multifamily - 0.9% (0.6% of Total Investments)
2,500 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 A+ 2,468,175
Tax Obligation/General - 18.1% (11.9% of Total Investments)
2,500 Clark-Shawnee Local School District, Clark County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement Series
2017, 5.000%, 11/01/54
11/27 at 100.00 AA 2,642,275
1,050 Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 12/01/43
6/28 at 100.00 AA+ 1,119,867
Cleveland, Ohio, General Obligation Bonds, Various
Purpose Series 2022A:
1,000 5.000%, 12/01/44 12/32 at 100.00 AA+ 1,095,550
1,000 5.000%, 12/01/47 12/32 at 100.00 AA+ 1,090,490
1,000 5.000%, 12/01/51 12/32 at 100.00 AA+ 1,085,210

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, Refunding Series 2006:
$ 4,310 0.000%, 12/01/27 - AGM Insured No Opt. Call AA $ 3,668,327
5,835 0.000%, 12/01/28 - AGM Insured No Opt. Call AA 4,789,835
2,250 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 AAA 2,529,585
500 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/34
6/30 at 100.00 AA 523,835
2,425 Cuyahoga Falls City School District, Summit County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 4.000%, 12/01/51
- BAM Insured
6/28 at 100.00 AA 2,208,641
Dublin, Ohio, General Obligation Bonds, Limited Tax Various
Purpose Series 2015:
900 5.000%, 12/01/32 12/25 at 100.00 Aaa 952,461
1,000 5.000%, 12/01/34 12/25 at 100.00 Aaa 1,055,930
1,005 Grandview Heights City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement Series
2019, 5.000%, 12/01/53
6/29 at 100.00 AA+ 1,084,325
Lorain County, Ohio, General Obligation Bonds, Limited Tax
Various Purpose Series 2020B:
345 4.000%, 12/01/29 12/25 at 100.00 Aa2 356,868
145 4.000%, 12/01/30 12/25 at 100.00 Aa2 149,891
240 4.000%, 12/01/40 12/25 at 100.00 Aa2 240,600
460 4.000%, 12/01/45 12/25 at 100.00 Aa2 449,774
4,500 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM Insured
No Opt. Call A1 5,169,420
1,305 Monroe Local School District, Butler County, Ohio, General Obligation
Bonds, Series 2006, 5.500%, 12/01/24 - AMBAC Insured
No Opt. Call Aa3 1,375,614
2,535 Oakwood City School District, Montgomery County, Ohio, General
Obligation Bonds, Series 2019, 4.000%, 12/01/48
12/28 at 100.00 Aa2 2,444,703
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 AAA 2,765,975
1,250 5.000%, 5/01/34 5/28 at 100.00 AAA 1,377,275
4,000 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 Aa2 3,801,160
1,500 Springboro Community City School District, Warren County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32
No Opt. Call AA 1,745,580
750 Springboro, Ohio, General Obligation Bonds, Golf Course Limited Tax
Refunding Series 2022, 5.000%, 12/01/41
12/30 at 100.00 Aa1 807,135
1,000 Summit County, Ohio, General Obligation Bonds, Various Purpose
Improvement Series 2022, 5.000%, 12/01/43
6/32 at 100.00 AA+ 1,098,860
1,200 Toledo, Ohio, General Obligation Bonds, Limited Tax Capital
Improvement Series 2020, 4.000%, 12/01/35
12/30 at 100.00 A2 1,237,560
1,100 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/51
12/26 at 100.00 Aa2 1,050,764
47,605 Total Tax Obligation/General 47,917,510
Tax Obligation/Limited - 29.1% (19.1% of Total Investments)
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2017B-2:
1,250 5.000%, 10/01/31 4/28 at 100.00 AA 1,373,000
1,000 5.000%, 10/01/32 4/28 at 100.00 AA 1,096,340
Cleveland, Ohio, Income Tax Revenue Bonds, Public
Facilities Improvements, Refunding Subordinate Lien
Series 2021A-1:
360 4.000%, 10/01/29 No Opt. Call AA 385,146
355 4.000%, 10/01/30 No Opt. Call AA 381,451

Nuveen Ohio Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NUO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Cleveland, Ohio, Income Tax Revenue Bonds, Subordinate
Lien Improvement and Refunding Series 2017A-2:
$ 435 5.000%, 10/01/30 10/27 at 100.00 AA $ 473,415
700 5.000%, 10/01/33 10/27 at 100.00 AA 757,232
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 480,745
860 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 856,095
4,185 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/37
1/31 at 100.00 AAA 4,276,986
1,920 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/44
12/25 at 100.00 Aa1 1,992,211
2,500 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project,
Series 2019, 5.000%, 12/01/46
12/29 at 100.00 AA 2,686,300
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
2,120 5.000%, 6/01/36 6/28 at 100.00 AAA 2,315,040
1,155 5.000%, 6/01/37 6/28 at 100.00 AAA 1,257,044
12,000 5.000%, 6/01/43 6/28 at 100.00 AAA 12,872,640
2,535 5.000%, 6/01/48 6/28 at 100.00 AAA 2,701,981
1,320 Great Oaks Career Campuses Board of Education, Brown, Butler,
Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison,
Pickaway, Ross and Warren, Ohio, Certificates of Participation, School
Improvement Project, Series 2021, 4.000%, 12/01/39
12/29 at 100.00 Aa1 1,324,594
5,565 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B,
0.000%, 12/01/28 - AGM Insured
No Opt. Call AA 4,535,976
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I:
1,000 4.000%, 10/15/49 10/29 at 100.00 Aa2 964,860
5,000 4.000%, 4/15/54 10/29 at 100.00 Aa2 4,754,200
1,000 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/24
1/23 at 100.00 Aa3 1,002,020
2,000 Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile
Correctional Building Fund Projects, Series 2019A, 5.000%, 4/01/37
4/29 at 100.00 AA+ 2,182,840
1,080 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2020A, 5.000%, 12/01/31
No Opt. Call AA+ 1,258,859
1,635 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2022A, 5.000%, 12/01/29
No Opt. Call AA+ 1,859,714
955 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/32
No Opt. Call AA 1,129,660
1,250 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2019,
5.000%, 12/01/48
12/28 at 100.00 AA 1,363,625
1,845 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 - AGM
Insured
12/25 at 100.00 AA 1,891,439
520 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R 396,734
395 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R 356,701
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 770,890
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
7,700 4.500%, 7/01/34 7/25 at 100.00 N/R 7,269,108
2,330 4.550%, 7/01/40 7/28 at 100.00 N/R 2,169,999

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,780 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R $ 1,657,767
Riversouth Authority, Ohio, Riversouth Area Redevelopment
Bonds, Payable from City of Columbus, Ohio Annual
Rental Appropriations, Refunding Series 2012A:
1,645 5.000%, 12/01/23 1/23 at 100.00 AA+ 1,648,241
1,200 5.000%, 12/01/24 1/23 at 100.00 AA+ 1,202,292
1,000 United Local School District, Columbiana County, Certificates of
Participation, School Facilities Project, Series 2021, 4.000%, 12/01/38 -
BAM Insured
12/30 at 100.00 AA 1,007,100
1,695 Wayne County Public Library, Ohio, Special Obligation, - Library Facilities
Notes, Series 2022, 5.000%, 12/01/47
12/29 at 100.00 Aa2 1,797,734
2,450 Westerville City School District, Franklin and Delaware Counties, Ohio,
Certificates of Participation, School Facilities Project, Series 2018,
5.000%, 12/01/39
12/27 at 100.00 Aa2 2,611,136
76,240 Total Tax Obligation/Limited 77,061,115
Transportation - 17.2% (11.2% of Total Investments)
Dayton, Ohio, Airport Revenue Bonds, James M. Cox
International Airport, Series 2015B:
860 5.000%, 12/01/33 - AGM Insured 12/23 at 100.00 AA 870,294
500 5.000%, 12/01/34 - AGM Insured 12/23 at 100.00 AA 505,500
5,345 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 5.000%, 1/01/43
1/28 at 100.00 AA- 5,592,634
1,085 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 4.000%, 1/01/39
1/29 at 100.00 AA- 1,073,922
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 744,450
Ohio State, Private Activity Bonds, Portsmouth Gateway
Group, LLC - Borrower, Portsmouth Bypass Project, Series
2015:
2,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 AA 2,551,175
3,000 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 AA 3,040,170
4,250 5.000%, 6/30/53, (AMT) 6/25 at 100.00 A3 4,232,957
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior
Lien, Capital Appreciation Series 2013A-2:
5,000 0.000%, 2/15/37 No Opt. Call Aa3 2,746,650
11,260 0.000%, 2/15/38 No Opt. Call Aa3 5,853,061
5,000 0.000%, 2/15/40 No Opt. Call Aa3 2,321,400
15,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A, 5.000%,
2/15/46
2/28 at 100.00 Aa3 15,879,450
54,550 Total Transportation 45,411,663
U.S. Guaranteed - 33.2% (21.8% of Total Investments) (4)
3,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Improvement
Series 2013, 5.000%, 11/15/38, (Pre-refunded 5/15/23)
5/23 at 100.00 AA- 3,032,370
8,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/46, (Pre-refunded 12/01/26)
12/26 at 100.00 AAA 8,710,480
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2013A-2:
1,520 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,550,719
1,600 5.000%, 10/01/31, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,632,336
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
2,705 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R 2,756,287
8,045 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ 8,207,590

Nuveen Ohio Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NUO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
$ 3,000 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Series 2014A-1, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 AA $ 3,069,240
945 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various
Purpose Series 2014, 5.000%, 12/01/35, (Pre-refunded 12/01/24)
12/24 at 100.00 AAA 989,264
10,350 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 Aa1 10,834,794
1,730 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014,
5.000%, 6/01/31, (Pre-refunded 12/01/23)
12/23 at 100.00 AAA 1,771,693
Gallia County Local School District, Gallia and Jackson
Counties, Ohio, General Obligation Bonds, Refunding
School Improvement Series 2014:
1,260 5.000%, 11/01/30, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 1,316,675
1,540 5.000%, 11/01/31, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 1,609,269
1,000 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2015, 5.000%, 12/01/34,
(Pre-refunded 12/01/25)
12/25 at 100.00 AAA 1,068,370
20,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23)
1/23 at 100.00 AA+ 20,742,642
Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement
Series 2014:
2,950 5.000%, 11/15/39, (Pre-refunded 11/15/24) 11/24 at 100.00 AA+ 3,093,960
1,400 5.000%, 11/15/44, (Pre-refunded 11/15/24) 11/24 at 100.00 AA+ 1,468,320
2,000 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Series 2013, 5.000%, 11/15/38, (Pre-refunded 5/15/23)
5/23 at 100.00 AA+ 2,022,940
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior
Lien, Current Interest Series 2013A-1:
2,050 5.250%, 2/15/39, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 2,061,664
10,915 5.000%, 2/15/48, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 10,971,540
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A,
5.000%, 12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 AAA 1,108,720
85,710 Total U.S. Guaranteed 88,018,873
Utilities - 18.3% (12.0% of Total Investments)
1,430 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A1 1,456,984
1,500 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Series 2015A, 5.000%, 2/15/42
2/24 at 100.00 A1 1,510,920
1,660 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 A 1,729,919
1,175 Cincinnati, Ohio, Water System Revenue Bonds, Refunding Series 2016C,
4.000%, 12/01/32
12/26 at 100.00 AAA 1,221,871
1,815 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call A- 1,198,916
Cleveland, Ohio, Public Power System Revenue Bonds,
Series 2008B-2:
2,000 0.000%, 11/15/28 - NPFG Insured No Opt. Call A- 1,632,720
6,895 0.000%, 11/15/32 - NPFG Insured No Opt. Call A- 4,785,475
2,155 0.000%, 11/15/34 - NPFG Insured No Opt. Call A- 1,353,383
3,380 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 Aa3 3,204,341
1,000 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/34
12/30 at 100.00 AA+ 1,143,990
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 Aa3 1,059,380

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,600 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017, 4.000%,
11/15/43
5/28 at 100.00 AA+ $ 1,592,576
2,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (5)
No Opt. Call N/R 2,500
950 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series
2001, 0.000%, 2/15/29 - NPFG Insured
No Opt. Call A1 763,658
3,200 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019, 5.000%, 12/01/38
12/29 at 100.00 AAA 3,552,096
1,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 AAA 1,650,735
3,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 AAA 3,227,940
2,290 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project Series 2019, 4.000%, 12/01/41
12/25 at 100.00 AA+ 2,289,107
Toledo, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2013:
820 5.000%, 11/15/25 11/23 at 100.00 Aa3 838,590
605 5.000%, 11/15/26 11/23 at 100.00 Aa3 618,661
1,075 5.000%, 11/15/27 11/23 at 100.00 Aa3 1,099,069
695 5.000%, 11/15/28 11/23 at 100.00 Aa3 710,095
10,000 Toledo, Ohio, Water System Revenue Bonds, Refunding & Improvement
Series 2016, 5.000%, 11/15/41
11/26 at 100.00 AA- 10,540,400
1,150 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/36,
144A
5/29 at 100.00 A3 1,247,221
52,895 Total Utilities 48,430,547
$ 429,200 Total Municipal Bonds (cost $403,077,753) 399,235,838
Shares Description (1) Value
X 5,131,021 COMMON STOCKS - 1.9%  (1.3% of Total Investments)
X 5,131,021
Independent Power And Renewable Electricity Producers - 1.9% (1.3% of Total
Investments)
$ 64,677 Energy Harbor Corp (6),(7) $ 5,131,021
Total Common Stocks (cost $1,843,715) 5,131,021
Total Long-Term Investments (cost $404,921,468) 404,366,859
Variable Rate Demand Preferred Shares, net of deferred offering costs - (55.8)% (8) (147,796,369)
Other Assets Less Liabilities - 3.1% 8,200,102
Net Assets Applicable to Common Shares - 100% $ 264,770,592

Nuveen Ohio Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NUO
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 399,235,838 $ – $ 399,235,838
Common Stocks – 5,131,021 – 5,131,021
Total
$ – $ 404,366,859 $ – $ 404,366,859
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 36.6%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax